SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Total	$ 5,657,027	$ 7,036,301	$ 25,169,182	$ 15,459,061
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member]
Product Information [Line Items]
Total	$ 5,657,027	7,036,301	$ 25,169,182	15,459,061
Concentration Risk, Percentage	100.00%		100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U S O Fund [Member]
Product Information [Line Items]
Total	$ 3,142,607	$ 4,893,532	$ 16,361,870	$ 9,283,250
Concentration Risk, Percentage	56.00%	69.00%	65.00%	60.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The B N O Fund [Member]
Product Information [Line Items]
Total	$ 519,919	$ 758,726	$ 2,665,589	$ 1,070,225
Concentration Risk, Percentage	9.00%	11.00%	11.00%	7.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U N G Fund [Member]
Product Information [Line Items]
Total	$ 427,786	$ 551,554	$ 2,054,047	$ 2,244,479
Concentration Risk, Percentage	8.00%	8.00%	8.00%	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U S C I Fund [Member]
Product Information [Line Items]
Total	$ 475,584	$ 250,264	$ 1,176,094	$ 1,645,952
Concentration Risk, Percentage	8.00%	4.00%	5.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | All Other Customers [Member]
Product Information [Line Items]
Total	$ 1,091,131	$ 582,225	$ 2,911,582	$ 1,215,155
Concentration Risk, Percentage	19.00%	8.00%	11.00%	7.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member]
Product Information [Line Items]
Total	$ 1,761,830	$ 2,038,054	$ 2,038,054	$ 2,610,917
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U S O Fund [Member]
Product Information [Line Items]
Total	$ 967,323	$ 1,156,691	$ 1,156,691	$ 1,818,719
Concentration Risk, Percentage	55.00%	57.00%	57.00%	70.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The B N O Fund [Member]
Product Information [Line Items]
Total	$ 155,325	$ 196,713	$ 196,713	$ 265,143
Concentration Risk, Percentage	9.00%	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U N G Fund [Member]
Product Information [Line Items]
Total	$ 146,829	$ 130,543	$ 141,346	$ 82,790
Concentration Risk, Percentage	9.00%	7.00%	6.00%	7.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U S C I Fund [Member]
Product Information [Line Items]
Total	$ 152,976	$ 141,346	$ 130,543	$ 193,218
Concentration Risk, Percentage	8.00%	6.00%	7.00%	3.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | All Other Customers [Member]
Product Information [Line Items]
Total	$ 339,377	$ 412,761	$ 412,761	$ 251,047
Concentration Risk, Percentage	19.00%	20.00%	20.00%	10.00%